Consolidated Statement of Cash Flows - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Cash flow from / (used in) operating activities
Net profit / (loss)		$ 3,838	$ 2,833
Non-cash items included in net profit and other adjustments:
Depreciation and impairment of property, equipment and software		1,009	914
Amortization and impairment of goodwill and intangible assets		17	32
Credit loss expense / (release)		(108)	540
Share of net profits of associates / joint ventures and impairment of associates		(74)	(29)
Deferred tax expense / (benefit)		285	192
Net loss / (gain) from investing activities		(239)	241
Net loss / (gain) from financing activities		2,070	(7,048)
Other net adjustments		4,747	(579)
Net change in operating assets and liabilities:
Loans and advances to banks / amounts due to banks		3,872	5,585
Securities financing transactions		(10,249)	3,167
Cash collateral on derivative instruments		(2,179)	(2,046)
Loans and advances to customers		(19,882)	(14,222)
Customer deposits		(298)	20,429
Financial assets and liabilities at fair value held for trading and derivative financial instruments		(1,225)	38,734
Brokerage receivables and payables		2,047	1,140
Financial assets at fair value not held for trading, other financial assets and liabilities		14,533	(7,168)
Provisions, other non-financial assets and liabilities		87	(1,531)
Income taxes paid, net of refunds		(386)	(403)
Net cash flow from / (used in) operating activities		(2,136)	40,781
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets		(1)	(1)
Disposal of subsidiaries, associates and intangible assets	[1]	437	14
Purchase of property, equipment and software		(896)	(831)
Disposal of property, equipment and software		264	6
Purchase of financial assets measured at fair value through other comprehensive income		(1,950)	(4,132)
Disposal and redemption of financial assets measured at fair value through other comprehensive income		2,324	1,944
Net (purchase) / redemption of debt securities measured at amortized cost		116	(4,817)
Net cash flow from / (used in) investing activities		295	(7,817)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)		(3,877)	14,912
Net movements in treasury shares and own equity derivative activity		(1,967)	(882)
Distributions paid on UBS shares		(1,301)	(1,308)
Repayment of lease liabilities		(284)	(273)
Issuance of debt designated at fair value and long-term debt measured at amortized cost		63,501	46,059
Repayment of debt designated at fair value and long-term debt measured at amortized cost		(45,274)	(46,137)
Net changes in non-controlling interests		(4)	(4)
Net cash flow from / (used in) financing activities		10,795	12,368
Total cash flow
Cash and cash equivalents at the beginning of the period		173,531	119,873
Net cash flow from / (used in) operating, investing and financing activities		8,954	45,332
Effects of exchange rate differences on cash and cash equivalents		(5,390)	1,563
Cash and cash equivalents at the end of the period	[2]	177,095	166,768
Net cash flow from / (used in) operating activities includes:
Interest received in cash		5,469	6,365
Interest paid in cash		2,659	4,200
Dividends on equity investments, investment funds and associates received in cash		$ 1,263	$ 1,104

[1]	Includes cash proceeds from the sale of UBS’s minority investment in Clearstream Fund Centre for the period ended 30 June 2021, and dividends received from associates in both periods. Refer to the “Recent developments” section of this report for more information
[2]	USD 3,432 million and USD 5,393 million of cash and cash equivalents (mainly reflected in Loans and advances to banks) were restricted as of 30 June 2021 and 30 June 2020, respectively. Refer to “Note 23 Restricted and transferred financial assets” in the “Consolidated financial statements” section of the Annual Report 2020 for more information.